Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

4 RELATED PARTY TRANSACTIONS

Consulting Services – Related Party

The Company’s founder and majority shareholders provide various consulting services to the Company for which they are compensated.  For the three months ending September 30, 2012, and the period from inception on July 22, 2009 through September 30, 2012 consultant fees paid were $-0- and $38,600.

Note Payable – Related Party

At September 30, 2012 and June 30, 2012, the Company owed $46,725 and $42,425, respectively, as loans from officers.  The notes have no definitive payment terms and bear no interest.  The Company will pay the balance off when it has the available funds.

4	RELATED PARTY TRANSACTION

Consulting Services – Related Party

The Company’s founder and majority shareholders provide various consulting services to the Company for which they are compensated. For the year ended June 30, 2012, and June 30, 2011 consultant fees paid were $-0- and $1,000.

Note Payable – Related Party

For the years ended June 30, 2012 and 2011, the Company received $23,875 and $18,550 respectively, as loans from related parties that provide consulting services to the Company for operating expenses. The notes have no definitive payment terms and bear no interest. The Company will pay the balance off when it has the available funds.